SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2023
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life of the assets

Items	Useful life
Motor vehicles	3-5 years
Office equipment and fixtures	2-5 years
Production equipment, including:
Equipment	10 years
Utilities and Facilities	20 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of information about contract costs, net and contract liabilities from contracts with customers

	June 30,	June 30,	June 30
	2022	2023	2023
	RMB	RMB	US Dollars
Contract costs, net	¥33,858,820	¥49,572,685	$6,836,386
Contract liabilities	¥2,107,277	¥2,748,365	$379,017

Schedule of basic and diluted earnings per share

	For the years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US Dollars
Numerator:
Net income (loss) attributable to Recon Technology, Ltd	¥(22,832,734)	¥95,586,795	¥(59,167,301)	$(8,159,544)

Denominator:
Weighted-average number of ordinary shares outstanding – basic	12,697,024	30,002,452	33,923,112	33,923,112
Outstanding options/warrants	10,522,294	10,536,433	20,071,602	20,071,602
Potentially dilutive shares from outstanding options/warrants	—	—	—	—
Weighted-average number of ordinary shares outstanding – diluted	12,697,024	30,002,452	33,923,112	33,923,112

Earnings (loss) per share – basic and diluted	¥(1.80)	¥3.19	¥(1.74)	$(0.24)